Consolidated Summary of Investments - Other Than Investments in Related Parties (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	$ 60,357
Amount at Which Shown on Balance Sheet	62,153
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	43,477
Estimated Fair Value	45,252
Amount at Which Shown on Balance Sheet	45,252
U.S. Treasury and agency securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	8,188
Estimated Fair Value	8,294
Amount at Which Shown on Balance Sheet	8,294
Public utilities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	3,966
Estimated Fair Value	4,275
Amount at Which Shown on Balance Sheet	4,275
State and political subdivision securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	2,147
Estimated Fair Value	2,224
Amount at Which Shown on Balance Sheet	2,224
Foreign government debt securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,038
Estimated Fair Value	1,122
Amount at Which Shown on Balance Sheet	1,122
All other corporate bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	19,512
Estimated Fair Value	20,478
Amount at Which Shown on Balance Sheet	20,478
Total bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	34,851
Estimated Fair Value	36,393
Amount at Which Shown on Balance Sheet	36,393
Mortgage-backed and asset-backed securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	8,214
Estimated Fair Value	8,393
Amount at Which Shown on Balance Sheet	8,393
Redeemable preferred stock [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	412
Estimated Fair Value	466
Amount at Which Shown on Balance Sheet	466
Equity Securities, Investment Summary [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	397
Estimated Fair Value	418
Amount at Which Shown on Balance Sheet	418
Industrial, miscellaneous and all others [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	161
Estimated Fair Value	201
Amount at Which Shown on Balance Sheet	201
Non-redeemable preferred stock [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	236
Estimated Fair Value	217
Amount at Which Shown on Balance Sheet	217
Mortgage loans, net [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	7,718
Amount at Which Shown on Balance Sheet	7,718
Policy loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,219
Amount at Which Shown on Balance Sheet	1,219
Real estate and real estate joint ventures [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	754
Amount at Which Shown on Balance Sheet	754
Other limited partnership interests [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	2,130
Amount at Which Shown on Balance Sheet	2,130
Short-term investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	2,107
Amount at Which Shown on Balance Sheet	2,107
Other invested assets [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	2,555
Amount at Which Shown on Balance Sheet	$ 2,555